As filed with the Securities and Exchange Commission on June 1, 2018

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 259	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 260

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 29, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 259 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 23, 2018, the effectiveness of the Registration Statement for Transamerica Funds, filed in Post-Effective Amendment No. 253 on March 20, 2018 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 259 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 253.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 259 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 1st day of June, 2018.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 259 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	June 1, 2018
Marijn P. Smit	Executive Officer

/s/ Sandra N. Bane	Trustee	June 1, 2018
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	June 1, 2018
Leo J. Hill*

/s/ David W. Jennings	Trustee	June 1, 2018
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	June 1, 2018
Russell A. Kimball, Jr.*

/s/ Fredric A. Nelson III	Trustee	June 1, 2018
Fredric A. Nelson III*

/s/ John E. Pelletier	Trustee	June 1, 2018
John E. Pelletier*

/s/ Patricia L. Sawyer	Trustee	June 1, 2018
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	June 1, 2018
John W. Waechter*

/s/ Alan F. Warrick	Trustee	June 1, 2018
Alan F. Warrick*

/s/ Vincent J. Toner Vincent J. Toner	Vice President, Treasurer and Principal Financial Officer	June 1, 2018

*By:	/s/ Tané T. Tyler	Vice President, Associate General	June 1, 2018
	Tané T. Tyler**	Counsel, Chief Legal Officer and Secretary

**	Attorney-in-fact pursuant to power of attorney previously filed.